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VIA EDGAR

February 26, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Credit Opportunities Fund – File Nos.: 333-239995; 811-23592

Ladies and Gentlemen:

First Eagle Credit Opportunities Fund (the “Registrant”) is filing via EDGAR, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 2 to its Registration Statement on Form N-2 (the “Amendment”). The Registrant is filing the Amendment primarily to reflect the formation by the Fund of a wholly-owned special purpose subsidiary that has entered into a secured credit facility (“Credit Agreement”) with Ally Bank and such other lenders that may become party to the Credit Agreement.

The Amendment is not intended to, and does not, amend the otherwise effective registration statement of the Registrant until this registration statement becomes effective.

If you have any questions concerning the filing, please call me at 212-839-8673.

Respectfully submitted,

/s/ Nathan J. Greene

Nathan J. Greene

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